Property Plant and Equipment - Changes in Cost, Accumulated Depreciation and Impairment Losses, and the Carrying Amounts of Property, Plant and Equipment (Detail) - Property, plant and equipment [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 3,051,704
Ending balance	3,021,514	¥ 3,051,704
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,747,967	8,603,358
Additions	390,081	455,169
Reclassification
Sales or disposal	(242,535)	(257,815)
Exchange differences on translating foreign operations	205,184	(269,640)
Other	(8,753)	(41,459)
Ending balance	9,091,944	8,747,967
Cost [member] | Effect of adopting IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		258,354
Cost [member] | After adjustment of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		8,861,712
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,696,263)	(5,621,518)
Depreciation	(428,063)	(470,320)
Sales or disposal	199,925	211,981
Exchange differences on translating foreign operations	(141,796)	172,651
Other	(4,233)	10,943
Ending balance	(6,070,430)	(5,696,263)
Accumulated depreciation and impairment losses [member] | Effect of adopting IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Accumulated depreciation and impairment losses [member] | After adjustment of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(5,621,518)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	605,170
Ending balance	612,115	605,170
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	615,687	546,883
Additions	8,534	7,519
Reclassification	1,305	87
Sales or disposal	(3,469)	(6,896)
Exchange differences on translating foreign operations	6,735	(7,860)
Other	(68)	(820)
Ending balance	628,724	615,687
Land [member] | Cost [member] | Effect of adopting IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		76,774
Land [member] | Cost [member] | After adjustment of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		623,657
Land [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(10,517)	(4,564)
Depreciation	(6,118)	(6,218)
Sales or disposal	2,031	860
Exchange differences on translating foreign operations	(263)	156
Other	(1,742)	(751)
Ending balance	(16,609)	(10,517)
Land [member] | Accumulated depreciation and impairment losses [member] | Effect of adopting IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Land [member] | Accumulated depreciation and impairment losses [member] | After adjustment of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(4,564)
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,073,212
Ending balance	1,062,592	1,073,212
Buildings and structures [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,468,194	2,327,523
Additions	28,538	28,933
Reclassification	50,529	59,861
Sales or disposal	(30,366)	(19,531)
Exchange differences on translating foreign operations	47,479	(59,431)
Other	(5,469)	(9,075)
Ending balance	2,558,905	2,468,194
Buildings and structures [member] | Cost [member] | Effect of adopting IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		139,914
Buildings and structures [member] | Cost [member] | After adjustment of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,467,437
Buildings and structures [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,394,982)	(1,350,382)
Depreciation	(89,997)	(88,565)
Sales or disposal	16,569	12,673
Exchange differences on translating foreign operations	(27,643)	28,116
Other	(260)	3,176
Ending balance	(1,496,313)	(1,394,982)
Buildings and structures [member] | Accumulated depreciation and impairment losses [member] | Effect of adopting IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Buildings and structures [member] | Accumulated depreciation and impairment losses [member] | After adjustment of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,350,382)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,152,884
Ending balance	1,131,697	1,152,884
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,441,813	5,514,983
Additions	79,952	125,151
Reclassification	233,463	215,358
Sales or disposal	(208,700)	(231,388)
Exchange differences on translating foreign operations	143,683	(192,632)
Other	(3,094)	(31,325)
Ending balance	5,687,117	5,441,813
Machinery and equipment [member] | Cost [member] | Effect of adopting IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		41,666
Machinery and equipment [member] | Cost [member] | After adjustment of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		5,556,649
Machinery and equipment [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,288,929)	(4,262,435)
Depreciation	(331,948)	(375,537)
Sales or disposal	181,325	198,448
Exchange differences on translating foreign operations	(113,736)	144,226
Other	(2,132)	6,369
Ending balance	(4,555,420)	(4,288,929)
Machinery and equipment [member] | Accumulated depreciation and impairment losses [member] | Effect of adopting IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Machinery and equipment [member] | Accumulated depreciation and impairment losses [member] | After adjustment of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(4,262,435)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	220,438
Ending balance	215,110	220,438
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	222,273	213,969
Additions	273,057	293,566
Reclassification	(285,297)	(275,306)
Sales or disposal
Exchange differences on translating foreign operations	7,287	(9,717)
Other	(122)	(239)
Ending balance	217,198	222,273
Construction in progress [member] | Cost [member] | Effect of adopting IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Construction in progress [member] | Cost [member] | After adjustment of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		213,969
Construction in progress [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,835)	(4,137)
Depreciation
Sales or disposal
Exchange differences on translating foreign operations	(154)	153
Other	(99)	2,149
Ending balance	¥ (2,088)	(1,835)
Construction in progress [member] | Accumulated depreciation and impairment losses [member] | Effect of adopting IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Construction in progress [member] | Accumulated depreciation and impairment losses [member] | After adjustment of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		¥ (4,137)